Note 3 - Property and Equipment, Net (Details Textual) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018
Depreciation, Total	$ 21	$ 9	$ 61	$ 29